Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Commitments and Contingencies
Note 17 – Commitments and Contingencies

Omnicare continuously evaluates contingencies based upon the best available information.  The Company believes that liabilities have been recorded to the extent necessary in cases where the outcome is considered probable and reasonably estimable.  To the extent that resolution of contingencies results in amounts that vary from the Company’s recorded liabilities, future earnings will be charged or credited accordingly.

On December 13, 2010, a qui tam complaint entitled United States ex rel. Bartz v. Ortho-McNeil Pharmaceuticals, Inc., Johnson & Johnson, Inc., Janssen Pharmaceutica, Inc., Janssen Pharmaceutica Products, LP, McKesson Corporation, McKesson Specialty Pharmaceutical, LLC and Omnicare, Inc., Civil Action No. 05-cv-6010, which had been filed under seal with the U.S. District Court in Philadelphia, Pennsylvania, was ordered unsealed by the court.  The complaint was brought by Scott Bartz, a former employee of Johnson & Johnson, Inc. as a private party qui tam relator on behalf of the federal government and several state and local governments.  The U.S. Department of Justice has notified the court that it has declined to intervene.  The action alleges civil violations of the False Claims Act based on allegations that Johnson & Johnson, Inc. and its affiliates provided the Company and McKesson with rebates, free drugs and other remuneration in order to limit Johnson & Johnson, Inc.’s rebate liability to Medicaid.  The Company believes that the allegations are without merit and intends to vigorously defend itself in this action if pursued.

On September 15, 2010, Omnicare entered into settlement agreements, without any finding of wrongdoing or admission of liability, with the State of Michigan, the Commonwealth of Massachusetts and David M. Kammerer ("Relator"), relating to sealed qui tam litigation originally filed by Relator in Ohio federal court in August 2003.  The Company has paid $11.6 million pursuant to the Michigan settlement agreement and $9.45 million pursuant to the Massachusetts settlement agreement to resolve allegations of inappropriate billing, beginning in August 1997, under the states' usual and customary charge provisions.   The Company has paid Relator's expenses and attorneys' fees of $385,000.  The Company recorded provisions of $24.2 million for these payments, and a separate unrelated matter with another state which is still under review, in the quarter ended June 30, 2010.

On October 29, 2010, a qui tam complaint entitled United States ex rel. Banigan and Templin, et al. v. Organon USA, Inc., Omnicare, Inc. and Pharmerica, Inc., Civil No. 07-12153-RWZ, that had been filed under seal with the U.S. District Court in Boston, Massachusetts, was ordered unsealed by the court.  The complaint was brought by James Banigan and Richard Templin, former employees of Organon, as private party qui tam relators on behalf of the federal government and several state and local governments.  The action alleges civil violations of the False Claims Act based on allegations that Organon USA, Inc. and its affiliates paid the Company and several other long-term care pharmacies rebates, post-purchase discounts and other forms of remuneration in return for purchasing pharmaceuticals from Organon and taking steps to increase the purchase of Organon’s drugs in violation of the Anti-Kickback Statute.  The U.S. Department of Justice has notified the court that it has declined to intervene in this action.  The Company believes that the allegations are without merit and intends to vigorously defend itself in this action if pursued.

The Drug Enforcement Administration ("DEA") is investigating alleged errors and deficiencies in paperwork requirements for controlled substance dispensing at several of the Company's pharmacies in Ohio.  The United States Attorney's Office, Northern District of Ohio ("AUSA"), is conducting an investigation relating to this matter, and may seek monetary penalties.  The AUSA is also conducting a criminal investigation of the Company and several current and former employees in connection with the DEA audits.  The Company is cooperating with these investigations and intends to vigorously defend itself if these matters are pursued.  The Company recorded a provision for this matter in the quarter ended December 31, 2010.

On April 14, 2010, a purported shareholder derivative action, entitled Manville Personal Injury Settlement Trust v. Gemunder, et al., Case No. 10-CI-01212, was filed in Kentucky State Court, against the members of the Board and certain current and former officers of the Company, individually, purporting to assert claims for breach of fiduciary duty, unjust enrichment, gross mismanagement, and waste of corporate assets arising out of alleged violations of federal and state laws prohibiting the payment of illegal kickbacks and the submission of false claims in connection with the Medicare and Medicaid healthcare programs. Plaintiff alleges that the Board and senior management caused the Company to violate these laws, which has resulted in over $100 million in fines and penalties paid by Omnicare and exposed the Company and certain individual defendants to potential civil and criminal liability.  The Company believes that the action is without merit and intends to continue to defend itself vigorously.

On April 2, 2010, a purported class action lawsuit, entitled Spindler, et al. v. Johnson & Johnson Corp., Omnicare, Inc. and Does 1-10, Case No. CV-10-1414, was filed in the United States District Court for the Northern District of California, San Francisco Division, against Johnson & Johnson (“J&J”), the Company and certain unnamed defendants asserting violations of federal antitrust law and California unfair competition law arising out of certain arrangements between J&J and the Company.  Plaintiffs allege, among other things, that the Company violated these laws by entering into agreements with J&J to promote J&J products.  The Company filed a motion to dismiss the amended complaint on October 6, 2010.  On January 21, 2011, the court dismissed the amended complaint and granted permission to file a new amended complaint.  The Company believes the allegations are without merit and intends to vigorously defend itself if pursued.

On January 8, 2010, a qui tam complaint, entitled United States ex rel. Resnick and Nehls v. Omnicare, Inc., Morris Esformes, Phillip Esformes and Lancaster Ltd. d/b/a Lancaster Health Group, No. 1:07cv5777, that was filed under seal with the U.S. District Court in Chicago, Illinois was unsealed by the court.  The U.S. Department of Justice and the State of Illinois have notified the court that they have declined to intervene in this action.  The complaint was brought by Adam Resnick and Maureen Nehls as private party “qui tam relators” on behalf of the federal government and two state governments.  The action alleges civil violations of the False Claims Act and certain state statutes based on allegations that Omnicare acquired certain institutional pharmacies at above-market rates in violation of the Anti-Kickback Statute and applicable state statutes.  On December 1, 2010, Resnick filed a motion to withdraw as a relator, which the court granted on December 14, 2010.  The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On or about March 12, 2010, a qui tam complaint entitled State of Illinois, ex rel. Adam B. Resnick and Maureen Nehls v. Omnicare, Inc. Morris Esformes, Phillip Esformes, and Tim Dacy, No. D6 L 1926 that was filed under seal in Illinois state court, was unsealed by the court.  The State of Illinois notified the court that it declined to intervene in the action.  This complaint was brought by the same two qui tam relators, Adam Resnick and Maureen Nehls, that brought the complaint in the United States District Court in Chicago described above.  This complaint is based on allegations nearly identical to a portion of the allegations contained in that federal action.  The Company has not been served with the complaint in this action.  The Company believes that the allegations are without merit and intends to vigorously defend itself in this action if pursued.

On June 11, 2010, a qui tam complaint, entitled United States ex rel. Stone v. Omnicare Inc., No. 1:09cv4319, that was filed under seal with the U.S. District Court in Chicago, Illinois was unsealed by the court.  The U.S. Department of Justice and the various states named in the complaint have notified the court that they have declined to intervene in this action.  The complaint was brought by John Stone, the Company’s former Vice President of Internal Audit, as a private party qui tam relator on behalf of the federal government and several state governments.  The action alleges civil violations of the False Claims Act and certain state statutes based on allegations that the Company submitted claims for reimbursement for certain ancillary services that did not conform with Medicare and Medicaid regulations, submitted claims for reimbursement from newly acquired pharmacies that were in violation of certain Medicaid and Medicare regulations, violated certain FDA regulations regarding the storage and handling of a particular drug, and violated certain Medicaid billing regulations relating to usual and customary charges.  Relator also asserts against the Company a retaliatory discharge claim under the False Claims Act.  The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On November 19, 2010, the Company was served with a second amended qui tam complaint entitled United States ex rel. Rostholder v. Omnicare, Inc. and Omnicare Distribution Center, LLC f/k/a Heartland Repack Services LLC, No. CCB-07-1283, that was filed under seal with the U.S. District in Baltimore, Maryland in July 2009.  The U.S. Department of Justice notified the court on April 22, 2009 that it declined to intervene in this action.  The complaint was brought by Barry Rostholder as a private party qui tam relator on behalf of the federal government and several state and local governments.  The action, in general, alleges civil violations of the False Claims Act based on allegations that the Company submitted claims for reimbursement for drugs that were repackaged at its Heartland repackaging facility in violation of certain FDA regulations.  These allegations arise from the previously disclosed issues experienced by the Company at its Heartland repackaging facility, which suspended operations in 2006.  The Company believes that the claims in the complaint are without merit and intends to vigorously defend itself in this action if pursued.

On November 2, 2009, following an investigation by the U.S. Attorney’s Office, District of Massachusetts, the Company entered into a civil settlement agreement, without any finding of wrongdoing or any admission of liability, under which the Company paid the federal government and participating state governments $98 million plus interest from June 24, 2009 and related expenses to settle various alleged civil violations of federal and state laws concerning the Company’s relationships with certain manufacturers and distributors of pharmaceutical products and certain customers, as well as with respect to contracts with certain companies acquired by the Company.  As part of the settlement agreement, the Company also entered into an amended and restated corporate integrity agreement (“CIA”) with the Department of Health and Human Services Office of the Inspector General with a term of five years from November 2, 2009.  Pursuant to the CIA, the Company is required, among other things, to (i) create procedures designed to ensure that each existing, new or renewed arrangement with any actual or potential source of health care business or referrals to Omnicare or any actual or potential recipient of health care business or referrals from Omnicare does not violate the Anti-Kickback Statute, 42 U.S.C. (§) 1320a-7b(b) or related regulations, directives and guidance, including creating and maintaining a database of such arrangements; (ii) retain an independent review organization to review the Company’s compliance with the terms of the CIA and report to OIG regarding that compliance; and (iii) provide training for certain Company employees as to the Company’s requirements under the CIA.  The requirements of the Company’s prior corporate integrity agreement obligating the Company to create and maintain procedures designed to ensure that all therapeutic interchange programs are developed and implemented by Omnicare consistent with the CIA and federal and state laws for obtaining prior authorization from the prescriber before making a therapeutic interchange of a drug and to maintain procedures for the accurate preparation and submission of claims for federal health care program beneficiaries in hospice programs, have been incorporated into the amended and restated CIA without modification.  The requirements of the CIA have resulted in increased costs to maintain the Company’s compliance program and greater scrutiny by federal regulatory authorities.  Violations of the corporate integrity agreement could subject the Company to significant monetary penalties.  Consistent with the CIA, the Company is reviewing its contracts to ensure compliance with applicable laws and regulations.  As a result of this review, pricing under certain of its consultant pharmacist services contracts will need to be increased, and there can be no assurance that such pricing will not result in the loss of certain contracts.

On February 2 and February 13, 2006, respectively, two substantially similar putative class action lawsuits, entitled Indiana State Dist. Council of Laborers & HOD Carriers Pension & Welfare Fund v. Omnicare, Inc., et al., No. 2:06cv26 (“HOD Carriers”), and Chi v. Omnicare, Inc., et al., No. 2:06cv31 (“Chi”), were filed against Omnicare and two of its officers in the United States District Court for the Eastern District of Kentucky purporting to assert claims for violation of §§10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder, and seeking, among other things, compensatory damages and injunctive relief.  The complaints, which purported to be brought on behalf of all open-market purchasers of Omnicare common stock from August 3, 2005 through January 27, 2006, alleged that Omnicare had artificially inflated its earnings by engaging in improper generic drug substitution and that defendants had made false and misleading statements regarding the Company’s business and prospects.  On July 20, 2006, plaintiffs filed a consolidated amended complaint, adding a third officer as a defendant and new factual allegations primarily relating to revenue recognition, the valuation of receivables and the valuation of inventories.  The second amended complaint (i) expands the putative class to include all purchasers of Omnicare common stock from August 3, 2005 through July 27, 2006, (ii) names two members of the Company’s board of directors as additional defendants, (iii) adds a new plaintiff and a new claim for violation of Section 11 of the Securities Act of 1933 based on alleged false and misleading statements in the registration statement filed in connection with the Company’s December 2005 public offering, (iv) alleges that the Company failed to timely disclose its contractual dispute with UnitedHealth Group, Inc. and its affiliates (“United”), and (v) alleges that the Company failed to timely record certain special litigation reserves.  The defendants filed a motion to dismiss the second amended complaint on March 12, 2007, and on October 12, 2007, the court dismissed the case.  On November 9, 2007, plaintiffs appealed the dismissal to the United States Court of Appeals for the Sixth Circuit.  On October 21, 2009, the Sixth Circuit Court of Appeals generally affirmed the district court's dismissal, dismissing plaintiff's claims for violation of §§10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5.  However, the appellate court reversed the dismissal for the claim brought for violation of Section 11 of the Securities Act of 1933, and returned the case to the district court for further proceedings.  On December 30, 2010, plaintiffs filed a motion in the district court requesting permission to file a third amended complaint.  On February 4, 2011, the defendants filed a motion to dismiss the second amended complaint with prejudice.  The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On February 13, 2006, two substantially similar shareholder derivative actions, entitled Isak v. Gemunder, et al., Case No. 06-CI-390, and Fragnoli v. Hutton, et al., Case No. 06-CI-389, were filed in Kentucky State Circuit Court, Kenton Circuit, against the members of Omnicare’s board of directors, individually, purporting to assert claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste of corporate assets and unjust enrichment arising out of the Company’s alleged violations of federal and state health care laws based upon the same purportedly improper generic drug substitution that is the subject of the federal purported class action lawsuits.  The complaints seek, among other things, damages, restitution and injunctive relief.  The Isak and Fragnoli actions were later consolidated by agreement of the parties.   The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

The years ended 2010, 2009 and 2008 included a $113.7 million (including a $42.1 million charge in the fourth quarter), $77.4 million and $99.3 million charge, respectively, reflected in “Settlement, litigation and other related charges” of the Consolidated Statements of Income, primarily for estimated litigation-related settlements and professional expenses for resolution of certain regulatory matters with various states (including a $24.2 million charge in the second quarter of 2010) and regulatory agencies (including the Michigan and Massachusetts qui tams and the DEA matter), certain large customer and contract disputes (including a previously disclosed $23.1 million charge in the third quarter of 2010 related to its preliminary settlement of legal action against a group of its customers for the collection of past-due receivables); costs associated with the settlement of the investigation by the United States Attorney’s Office, District of Massachusetts; the Company’s lawsuit against United; the investigation by the federal government and certain states relating to drug substitutions; and purported class and derivative actions against the Company.  In connection with Omnicare’s participation in Medicare, Medicaid and other healthcare programs, the Company is subject to various inspections, audits, inquiries and investigations by governmental/regulatory authorities responsible for enforcing the laws and regulations to which the Company is subject.  Further, the Company maintains a compliance program which establishes certain routine periodic monitoring of the accuracy of the Company’s billing systems and other regulatory compliance matters and encourages the reporting of errors and inaccuracies.  As a result of the compliance program, Omnicare has made, and will continue to make, disclosures to the applicable governmental agencies of amounts, if any, determined to represent over-payments from the respective programs and, where applicable, those amounts, as well as any amounts relating to certain inspections, audits, inquiries and investigations activity are included in “Settlement, litigation and other related charges” of the Consolidated Statements of Income.

During 2006, the Company experienced certain quality control and product recall issues, as well as fire damage, at one of its repackaging facilities.  In connection with the resolution of these matters (the “Repack Matters”) the Company decided not to reopen this facility.  The Company has been cooperating with federal and state officials who have been conducting investigations relating to the Repack Matters and certain billing issues.  Addressing these issues served to increase costs.  The Company maintains product recall, property and casualty and business interruption insurance, and the extent of insurance recoveries for these expenses continues to be reviewed by its outside advisors.  The company incurred increased costs/(credits) [net of recoveries] of approximately $(1.2) million, $(1.1) million and $6.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Although the Company cannot know with certainty the ultimate outcome of the matters described in the preceding paragraphs other than as disclosed, there can be no assurance that the resolution of these matters will not have a material adverse impact on the Company’s consolidated results of operations, financial position or cash flows or, in the case of the Repack Matters and other billing matters, that these matters will be resolved in an amount that would not exceed the amount of the pretax charges previously recorded by the Company.

As part of its ongoing operations, the Company is subject to various inspections, audits, inquiries, investigations and similar actions by third parties, as well as governmental/regulatory authorities responsible for enforcing the laws and regulations to which the Company is subject.  The Company is also involved in various legal actions arising in the normal course of business.  At any point in time, the Company is in varying stages of discussions on these matters.  These matters are continuously being evaluated and, in many cases, are being contested by the Company and the outcome is not predictable.  Consequently, an estimate of the range of loss associated with certain actions cannot be made, and there can be no assurance that the ultimate resolution of these matters, individually or in the aggregate, will not have a material adverse effect on the Company’s consolidated results of operations, financial position or cash flows.

The Company indemnifies the directors and officers of the Company for certain liabilities that might arise from the performance of their job responsibilities for the Company.  Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Company’s maximum exposure under these arrangements is unknown, as this involves the resolution of claims made, or future claims that may be made, against the Company, its directors and/or officers, the outcomes of which is unknown and not currently predictable.  Accordingly, no liabilities have been recorded for the indemnifications.